Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Intangible Assets

		Intangible assets
	Goodwill and intangible from acquisition	Association for the promotion and offer of financial products and services	Software Acquired	Internally developed software	Other intangible assets (1)	Total
Annual amortization rates		8%	20%	20%	10% to 20%
Cost
Balance at 12/31/2020	13,959	2,822	6,484	7,664	3,274	34,203
Acquisitions (4)	—	5	738	3,511	3,413	7,667
Rescissions / disposals	(10)	—	(65)	(13)	(236)	(324)
Exchange variation	(918)	(155)	(238)	—	(20)	(1,331)
Other (3,5)	—	(15)	(443)	(5)	—	(463)
Balance at 12/31/2021	13,031	2,657	6,476	11,157	6,431	39,752
Amortization
Balance at 12/31/2020	—	(1,347)	(3,680)	(3,288)	(1,410)	(9,725)
Amortization expense (2)	—	(109)	(819)	(942)	(791)	(2,661)
Rescissions / disposals	—	—	28	10	214	252
Exchange variation	—	68	125	—	3	196
Other (3,5)	—	14	197	—	—	211
Balance at 12/31/2021	—	(1,374)	(4,149)	(4,220)	(1,984)	(11,727)
Impairment (Note 2.4h)
Balance at 12/31/2020	(5,772)	(789)	(204)	(383)	—	(7,148)
Increase	—	—	—	(440)	—	(440)
Disposals	—	—	33	—	—	33
Exchange variation	563	77	—	—	—	640
Balance at 12/31/2021	(5,209)	(712)	(171)	(823)	—	(6,915)
Book value
Balance at 12/31/2021	7,822	571	2,156	6,114	4,447	21,110

(1)	Includes amounts paid for acquisition of rights to provide services of payment of salaries, proceeds, retirement and pension benefits and similar benefits.
(2)
Amortization expenses related to the rights for acquisition of payrolls and associations, in the amount of R$ (860) (R$ (594) from 01/01 to 12/31/2020) are disclosed in the General and administrative expenses (Note 23).

(3)	Includes the total amount of R$ 34 related to the hyperinflationary adjustment for Argentina.
(4)	Other intangible assets: includes the effect of R$ 2,422 related to acquisition on 07/16/2021 of payroll management of the Government of the State of Minas Gerais.
(5)	Includes reclassifications of Software licenses necessary to put data processing systems into use, in the net amount of R$ 327.